Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events

Note 10 — Subsequent Events

The Company has evaluated subsequent events and transactions that occurred after the condensed consolidated balance sheet date through the date these unaudited condensed consolidated financial statements were issued and determined that there were no subsequent events that would require adjustment or disclosure, except as described below.

On each of April 6, 2026 and May 4, 2026, the Company, caused to be deposited $498 into the Company’s trust account allowing the Company to extend the period of time it has to consummate its initial business combination by one month for each deposit from April 14, 2026 to June 14, 2026 (the “Monthly Extension”). These Monthly Extensions were the eighth and ninth of up to nine potential monthly extensions permitted under the Company’s Amended and Restated Certificate of Incorporation, as amended.

On April 18, 2026, the Company and Ace Green Recycling entered into the Second BCA Amendment, pursuant to which the Business Combination Agreement, dated was amended to include a form of certificate of incorporation of New Ace Green reflecting an increase in the number of authorized shares of preferred stock that New Ace Green will be authorized to issue from 1,000,000 to 5,000,000 to allow for the issuance of its 12.0% Series A Cumulative Convertible Preferred Stock in connection with the PIPE Investment, as well as the issuance of additional shares for potential future fundings.

On April 21, 2026, the Company and Ace Green Recycling entered into the PIPE Purchase Agreement with the PIPE Investors, pursuant to which, among other things, the PIPE Investors agreed to purchase (i) a total of 3,333,333 shares of New Ace Green’s 12.0% Series A Cumulative Convertible Preferred Stock, par value of $0.0001 per, which will be convertible into shares of common stock of New Ace Green at an initial conversion price of $12.00 per share, subject to certain adjustments and limitations, and (ii) warrants to purchase 5,000,000 shares of common stock of New Ace Green at an initial exercise price of $12.00 per share for an aggregate purchase price of $32,000,000. The PIPE Investors will also each receive a pro rata portion of 1,000,000 shares of common stock of New Ace Green issued as additional consideration for participating in the PIPE Investment.

The Purchase Agreement provides that the closing of the PIPE Investment is expected to occur concurrently with the consummation of the Business Combination, subject to the satisfaction of customary closing conditions, including that the shares of New Ace Green common stock have received approval for listing on the NYSE American, the Nasdaq Capital Market, the Nasdaq Global Market, the Nasdaq Global Select Market or the New York Stock Exchange.

In connection with the PIPE Investment, on April 21, 2026, Athena entered into a registration rights agreement with the PIPE Investors pursuant to which Athena agreed to file with the SEC one or more registration statements to register for resale certain shares of New Ace Green common stock (and, if applicable, the shares of New Ace Green common stock issuable upon exercise of the PIPE Warrants or conversion of the shares of Series A Preferred Stock) held by the PIPE Investors, subject to customary exceptions.

Note 11 — Subsequent Events

The Company has evaluated subsequent events and transactions that occurred after the consolidated balance sheet date through the date these consolidated financial statements were issued and determined that there were no subsequent events that would require adjustment or disclosure, except as described below.

On each of January 5, 2026, February 5, 2026 and March 4, 2026, the Company deposited $497.74 into the Trust Account, allowing the Company to extend the period of time it has to consummate its initial business combination by one month per deposit from January 14, 2026 to April 14, 2026 (the “Monthly Extension”). The last Monthly Extension is the seventh of up to nine potential monthly extensions permitted under the Company’s Amended and Restated Certificate of Incorporation, as amended.